INTEREST EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense on long-term debt	$ 194.3	$ 126.0
Unrealized loss on interest derivative contracts	0.0	3.4
Interest expense	$ 194.3	$ 129.4